Business Acquisition - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Accounts receivable - net	$ 46,531	$ 36,531	$ 36,124
Prepaid expenses and other current assets	33,329	29,912	72,504
Goodwill	715,258	715,258	718,204		$ 377,100
Accrued expenses and other current liabilities	$ (27,347)	(19,649)	$ (29,234)
Betcha
Business Acquisition [Line Items]
Cash				$ 48
Restricted Cash				245
Accounts receivable - net				78
Prepaid expenses and other current assets				60
Intangible assets				4,430
Goodwill		$ 2,900		31,931
Accounts payable				(1,180)
Accrued expenses and other current liabilities				(677)
Net assets acquired				$ 34,935